Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended
	Mar. 31, 2025	Mar. 31, 2025
C000226769_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000226769_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.01%
C000204358_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000204358_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000204358_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.60%
C000212325_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000212325_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000212325_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%
C000226779_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000226779_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.01%
C000204382_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204382_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204382_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204398_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204398_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204398_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204359_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000204359_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000204359_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.60%
C000204317_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204317_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204317_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204381_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204381_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204381_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204341_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204341_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204341_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204391_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204391_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204391_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204390_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204390_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204390_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204327_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204327_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204327_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000226770_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000226770_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.01%
C000204355_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000204355_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000204355_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.60%
C000204334_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204334_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204334_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204363_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000204363_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000204363_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.60%
C000204325_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204325_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204325_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000212322_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000212322_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000212322_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%
C000204361_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000204361_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000204361_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.60%
C000204411_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204411_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204411_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204366_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000204366_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000204366_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.60%
C000204331_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204331_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204331_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204400_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204400_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204400_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204397_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204397_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204397_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204310_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204310_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204310_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204316_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204316_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204316_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204393_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204393_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204393_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204343_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204343_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204343_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204376_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000204376_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000204376_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.60%
C000204311_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204311_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204311_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204415_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204415_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204415_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204385_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204385_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204385_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204340_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204340_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204340_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204388_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204388_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204388_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000226778_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000226778_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.01%
C000226766_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000226766_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.79%)
C000226768_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000226768_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.01%
C000204402_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204402_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204402_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204357_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000204357_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000204357_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.60%
C000204339_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204339_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204339_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204337_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204337_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204337_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000226772_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000226772_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.79%)
C000204326_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204326_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204326_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204403_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204403_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204403_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204408_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204408_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204408_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204416_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204416_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204416_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204354_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000204354_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000204354_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.60%
C000204396_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204396_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204396_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204377_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000204377_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000204377_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.60%
C000226777_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000226777_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.01%
C000204344_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204344_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204344_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204370_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000204370_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000204370_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.60%
C000204364_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000204364_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000204364_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.60%
C000212327_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000212327_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000212327_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%
C000204360_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000204360_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000204360_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.60%
C000204320_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204320_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204320_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000212324_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000212324_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000212324_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%
C000204330_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204330_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204330_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204389_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204389_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204389_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204322_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204322_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204322_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204306_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000204306_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000204306_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.60%
C000212321_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000212321_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000212321_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%
C000204384_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204384_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204384_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000226774_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000226774_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.79%)
C000226775_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000226775_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.01%
C000204368_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000204368_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000204368_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.60%
C000204335_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204335_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204335_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000212329_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000212329_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000212329_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%
C000204328_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204328_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204328_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204336_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204336_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204336_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204305_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000204305_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000204305_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.60%
C000204386_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204386_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204386_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204406_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204406_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204406_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204313_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204313_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204313_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204372_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000204372_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000204372_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.60%
C000204371_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000204371_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000204371_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.60%
C000204304_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000204304_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000204304_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.60%
C000226773_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000226773_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.79%)
C000204379_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000204379_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000204379_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.60%
C000204307_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000204307_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000204307_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.60%
C000204319_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204319_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204319_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204413_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204413_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204413_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204342_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204342_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204342_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204318_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204318_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204318_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204369_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000204369_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000204369_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.60%
C000212326_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000212326_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000212326_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%
C000204362_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000204362_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000204362_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.60%
C000204375_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000204375_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000204375_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.60%
C000204314_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204314_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204314_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204309_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204309_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204309_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204308_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000204308_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000204308_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.60%
C000204412_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204412_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204412_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204395_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204395_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204395_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204380_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000204380_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000204380_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.60%
C000204378_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000204378_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000204378_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.60%
C000204409_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204409_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204409_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204387_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204387_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204387_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204321_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204321_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204321_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204407_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204407_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204407_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000226776_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000226776_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.01%
C000204404_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204404_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204404_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204394_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204394_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204394_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204414_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204414_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204414_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204373_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000204373_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000204373_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.60%
C000212323_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000212323_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000212323_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%
C000204329_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204329_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204329_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204405_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204405_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204405_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204399_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204399_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204399_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204367_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000204367_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000204367_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.60%
C000204300_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000204300_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000204300_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.60%
C000204333_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204333_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204333_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204301_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000204301_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000204301_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.60%
C000204315_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204315_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204315_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000204303_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000204303_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000204303_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.60%
C000226767_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000226767_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.01%
C000204324_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204324_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000204324_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000226769_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.62%
C000226769_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000226769_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000226769_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.19%
C000204358_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.28%
C000204358_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.06%
C000204358_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.94%
C000204358_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.64%
C000204358_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.00%
C000204358_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.23%
C000212325_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.37%
C000212325_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.77%
C000212325_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.12%
C000212325_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000212325_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000212325_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.06%
C000226779_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.71%
C000226779_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000226779_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000226779_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.19%
C000204382_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.26%
C000204382_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.44%
C000204382_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.70%
C000204382_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.81%
C000204382_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.11%
C000204382_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.73%
C000204398_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.18%
C000204398_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.65%
C000204398_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.21%
C000204398_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.91%
C000204398_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.38%
C000204398_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.30%
C000204359_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.17%
C000204359_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.01%
C000204359_ClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	2.91%
C000204359_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.17%
C000204359_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.01%
C000204359_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	2.91%
C000204359_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.64%
C000204359_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.00%
C000204359_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.23%
C000204317_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.23%
C000204317_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.41%
C000204317_ClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.15%
C000204317_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.90%
C000204317_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.21%
C000204317_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.73%
C000204317_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000204317_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000204317_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.28%
C000204381_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.38%
C000204381_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.53%
C000204381_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.80%
C000204381_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.81%
C000204381_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.11%
C000204381_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.73%
C000204341_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.31%
C000204341_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.63%
C000204341_ClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.19%
C000204341_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.31%
C000204341_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.63%
C000204341_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.19%
C000204341_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000204341_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000204341_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.28%
C000204391_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.31%
C000204391_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.75%
C000204391_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.32%
C000204391_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.91%
C000204391_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.38%
C000204391_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.30%
C000204390_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.30%
C000204390_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.85%
C000204390_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.42%
C000204390_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.91%
C000204390_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.38%
C000204390_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.30%
C000204327_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.93%)
C000204327_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.16%
C000204327_ClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.04%
C000204327_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.11%
C000204327_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.50%
C000204327_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.01%
C000204327_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000204327_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000204327_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.28%
C000226770_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.67%
C000226770_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000226770_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000226770_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.19%
C000204355_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.38%
C000204355_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.16%
C000204355_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.05%
C000204355_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.64%
C000204355_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.00%
C000204355_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.23%
C000204334_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.55%
C000204334_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.00%
C000204334_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.49%
C000204334_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000204334_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000204334_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.28%
C000204363_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.43%
C000204363_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.45%
C000204363_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.74%
C000204363_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.70%
C000204363_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.12%
C000204363_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.76%
C000204325_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.59%
C000204325_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.00%
C000204325_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.48%
C000204325_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000204325_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000204325_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.28%
C000212322_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.63%
C000212322_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.00%
C000212322_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.34%
C000212322_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000212322_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000212322_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.06%
C000204361_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.02%)
C000204361_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.55%
C000204361_ClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	2.75%
C000204361_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.01%
C000204361_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.79%
C000204361_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.68%
C000204361_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.64%
C000204361_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.00%
C000204361_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.23%
C000204411_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.56%
C000204411_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.68%
C000204411_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000204411_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.46%
C000204411_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.19%
C000204411_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.13%
C000204366_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.23%
C000204366_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.33%
C000204366_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.62%
C000204366_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.70%
C000204366_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.12%
C000204366_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.76%
C000204331_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.34%
C000204331_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.77%
C000204331_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.28%
C000204331_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000204331_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000204331_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.28%
C000204400_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.40%
C000204400_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.02%
C000204400_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.37%
C000204400_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%
C000204400_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.54%
C000204400_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.25%
C000204397_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.12%)
C000204397_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.07%
C000204397_ClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.99%
C000204397_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.91%
C000204397_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.36%
C000204397_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.94%
C000204397_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.91%
C000204397_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.38%
C000204397_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.30%
C000204310_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.59%
C000204310_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.00%
C000204310_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.49%
C000204310_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000204310_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000204310_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.28%
C000204316_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.90%)
C000204316_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.14%
C000204316_ClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.03%
C000204316_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.15%
C000204316_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.47%
C000204316_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.00%
C000204316_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000204316_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000204316_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.28%
C000204393_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.20%
C000204393_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.74%
C000204393_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.31%
C000204393_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.91%
C000204393_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.38%
C000204393_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.30%
C000204343_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.90%)
C000204343_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.17%
C000204343_ClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.04%
C000204343_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.14%
C000204343_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.50%
C000204343_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.00%
C000204343_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000204343_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000204343_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.28%
C000204376_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.20%
C000204376_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.35%
C000204376_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.08%
C000204376_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.76%
C000204376_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.17%
C000204376_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.26%
C000204311_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.49%
C000204311_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.90%
C000204311_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.39%
C000204311_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000204311_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000204311_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.28%
C000204415_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.86%)
C000204415_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.97%
C000204415_ClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.90%
C000204415_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.19%
C000204415_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.30%
C000204415_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.87%
C000204415_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.46%
C000204415_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.19%
C000204415_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.13%
C000204385_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.09%
C000204385_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.32%
C000204385_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.59%
C000204385_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.81%
C000204385_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.11%
C000204385_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.73%
C000204340_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.44%
C000204340_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.79%
C000204340_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.28%
C000204340_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000204340_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000204340_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.28%
C000204388_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.15%)
C000204388_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.78%
C000204388_ClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.38%
C000204388_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000204388_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.05%
C000204388_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.32%
C000204388_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.81%
C000204388_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.11%
C000204388_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.73%
C000226778_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.72%
C000226778_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.65%
C000226778_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.46%
C000226778_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.95%
C000226766_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.47%
C000226766_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	1.30%
C000226766_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%
C000226766_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.63%
C000226768_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.66%
C000226768_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.87%
C000226768_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000226768_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.19%
C000204402_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.40%
C000204402_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.01%
C000204402_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.37%
C000204402_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%
C000204402_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.54%
C000204402_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.25%
C000204357_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.36%
C000204357_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.15%
C000204357_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.04%
C000204357_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.64%
C000204357_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.00%
C000204357_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.23%
C000204339_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.50%
C000204339_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.88%
C000204339_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.38%
C000204339_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000204339_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000204339_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.28%
C000204337_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%
C000204337_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.90%
C000204337_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.38%
C000204337_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000204337_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000204337_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.28%
C000226772_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.51%
C000226772_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	1.54%
C000226772_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.64%
C000226772_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.87%
C000204326_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.37%
C000204326_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.78%
C000204326_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.27%
C000204326_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000204326_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000204326_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.28%
C000204403_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.22%
C000204403_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.90%
C000204403_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.26%
C000204403_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%
C000204403_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.54%
C000204403_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.25%
C000204408_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.67%
C000204408_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.79%
C000204408_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.36%
C000204408_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.46%
C000204408_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.19%
C000204408_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.13%
C000204416_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.47%
C000204416_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.56%
C000204416_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.14%
C000204416_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.46%
C000204416_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.19%
C000204416_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.13%
C000204354_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.49%
C000204354_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.28%
C000204354_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.15%
C000204354_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.64%
C000204354_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.00%
C000204354_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.23%
C000204396_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.00%
C000204396_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.33%
C000204396_ClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.11%
C000204396_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.66%
C000204396_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.11%
C000204396_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.68%
C000204396_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.91%
C000204396_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.38%
C000204396_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.30%
C000204377_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.11%
C000204377_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.28%
C000204377_ClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.03%
C000204377_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.11%
C000204377_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.28%
C000204377_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.03%
C000204377_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.76%
C000204377_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.17%
C000204377_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.26%
C000226777_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%
C000226777_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%
C000226777_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%
C000226777_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.07%
C000204344_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.37%
C000204344_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.77%
C000204344_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.27%
C000204344_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000204344_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000204344_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.28%
C000204370_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.04%)
C000204370_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.74%
C000204370_ClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.33%
C000204370_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.99%
C000204370_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.98%
C000204370_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.27%
C000204370_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.70%
C000204370_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.12%
C000204370_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.76%
C000204364_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.32%
C000204364_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.35%
C000204364_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.63%
C000204364_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.70%
C000204364_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.12%
C000204364_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.76%
C000212327_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.48%
C000212327_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.86%
C000212327_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.22%
C000212327_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000212327_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000212327_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.06%
C000204360_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.01%
C000204360_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.79%
C000204360_ClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	2.86%
C000204360_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.67%
C000204360_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.53%
C000204360_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.42%
C000204360_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.64%
C000204360_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.00%
C000204360_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.23%
C000204320_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.40%
C000204320_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.64%
C000204320_ClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.19%
C000204320_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.40%
C000204320_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.64%
C000204320_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.19%
C000204320_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000204320_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000204320_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.28%
C000212324_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.29%
C000212324_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.62%
C000212324_ClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.03%
C000212324_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.29%
C000212324_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.62%
C000212324_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.03%
C000212324_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000212324_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000212324_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.06%
C000204330_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.41%
C000204330_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.78%
C000204330_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.28%
C000204330_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000204330_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000204330_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.28%
C000204389_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.16%
C000204389_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.32%
C000204389_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.60%
C000204389_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.81%
C000204389_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.11%
C000204389_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.73%
C000204322_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.56%
C000204322_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.90%
C000204322_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.38%
C000204322_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000204322_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000204322_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.28%
C000204306_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.02%
C000204306_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.11%
C000204306_ClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	2.08%
C000204306_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.68%
C000204306_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.84%
C000204306_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	2.63%
C000204306_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%
C000204306_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.40%
C000204306_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.52%
C000212321_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.48%
C000212321_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.88%
C000212321_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.22%
C000212321_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000212321_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000212321_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.06%
C000204384_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.18%
C000204384_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.41%
C000204384_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.69%
C000204384_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.81%
C000204384_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.11%
C000204384_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.73%
C000226774_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.41%
C000226774_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	2.07%
C000226774_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.76%
C000226774_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.39%
C000226775_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.32%
C000226775_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	2.43%
C000226775_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.81%
C000226775_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.74%
C000204368_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.22%
C000204368_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.18%
C000204368_ClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.49%
C000204368_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.22%
C000204368_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.18%
C000204368_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.49%
C000204368_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.70%
C000204368_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.12%
C000204368_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.76%
C000204335_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%
C000204335_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.90%
C000204335_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.39%
C000204335_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000204335_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000204335_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.28%
C000212329_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.41%
C000212329_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.76%
C000212329_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.13%
C000212329_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000212329_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000212329_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.06%
C000204328_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.12%
C000204328_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.37%
C000204328_ClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.14%
C000204328_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.79%
C000204328_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.18%
C000204328_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.72%
C000204328_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000204328_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000204328_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.28%
C000204336_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.60%
C000204336_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.01%
C000204336_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.49%
C000204336_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000204336_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000204336_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.28%
C000204305_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.17%
C000204305_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.33%
C000204305_ClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	2.12%
C000204305_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.17%
C000204305_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.33%
C000204305_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	2.12%
C000204305_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%
C000204305_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.40%
C000204305_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.52%
C000204386_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.08%
C000204386_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.25%
C000204386_ClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.55%
C000204386_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.08%
C000204386_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.25%
C000204386_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.55%
C000204386_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.81%
C000204386_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.11%
C000204386_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.73%
C000204406_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.02%)
C000204406_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.32%
C000204406_ClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.04%
C000204406_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.02%
C000204406_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.63%
C000204406_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.00%
C000204406_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%
C000204406_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.54%
C000204406_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.25%
C000204313_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.51%
C000204313_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.89%
C000204313_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.39%
C000204313_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000204313_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000204313_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.28%
C000204372_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.37%
C000204372_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.56%
C000204372_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.29%
C000204372_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.76%
C000204372_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.17%
C000204372_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.26%
C000204371_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.24%
C000204371_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.24%
C000204371_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.53%
C000204371_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.70%
C000204371_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.12%
C000204371_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.76%
C000204304_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.14%
C000204304_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.35%
C000204304_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.13%
C000204304_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%
C000204304_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.40%
C000204304_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.52%
C000226773_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%
C000226773_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	1.83%
C000226773_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.70%
C000226773_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.14%
C000204379_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.12%)
C000204379_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.81%
C000204379_ClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.88%
C000204379_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.91%
C000204379_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.07%
C000204379_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.82%
C000204379_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.76%
C000204379_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.17%
C000204379_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.26%
C000204307_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.10%)
C000204307_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.89%
C000204307_ClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	1.97%
C000204307_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.94%
C000204307_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.11%
C000204307_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	2.89%
C000204307_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%
C000204307_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.40%
C000204307_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.52%
C000204319_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.22%
C000204319_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.40%
C000204319_ClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.14%
C000204319_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.90%
C000204319_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.20%
C000204319_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.72%
C000204319_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000204319_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000204319_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.28%
C000204413_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.37%
C000204413_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.43%
C000204413_ClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.06%
C000204413_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.37%
C000204413_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.43%
C000204413_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.06%
C000204413_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.46%
C000204413_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.19%
C000204413_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.13%
C000204342_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.16%
C000204342_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.40%
C000204342_ClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.14%
C000204342_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.83%
C000204342_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.20%
C000204342_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.72%
C000204342_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000204342_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000204342_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.28%
C000204318_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.91%)
C000204318_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.15%
C000204318_ClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.03%
C000204318_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.14%
C000204318_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.48%
C000204318_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.00%
C000204318_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000204318_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000204318_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.28%
C000204369_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.03%
C000204369_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.95%
C000204369_ClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.44%
C000204369_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.69%
C000204369_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.70%
C000204369_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.01%
C000204369_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.70%
C000204369_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.12%
C000204369_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.76%
C000212326_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.22%
C000212326_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.38%
C000212326_ClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.90%
C000212326_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.89%
C000212326_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.18%
C000212326_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.57%
C000212326_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000212326_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000212326_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.06%
C000204362_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.29%
C000204362_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.06%
C000204362_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.95%
C000204362_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.64%
C000204362_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.00%
C000204362_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.23%
C000204375_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.25%
C000204375_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.45%
C000204375_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.18%
C000204375_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.76%
C000204375_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.17%
C000204375_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.26%
C000204314_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.36%
C000204314_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.76%
C000204314_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.27%
C000204314_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000204314_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000204314_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.28%
C000204309_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.38%
C000204309_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.76%
C000204309_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.27%
C000204309_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000204309_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000204309_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.28%
C000204308_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.21%
C000204308_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.36%
C000204308_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%
C000204308_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%
C000204308_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.40%
C000204308_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.52%
C000204412_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.44%
C000204412_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.58%
C000204412_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.14%
C000204412_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.46%
C000204412_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.19%
C000204412_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.13%
C000204395_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.05%
C000204395_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.55%
C000204395_ClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.15%
C000204395_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.05%
C000204395_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.55%
C000204395_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.15%
C000204395_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.91%
C000204395_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.38%
C000204395_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.30%
C000204380_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.18%
C000204380_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.35%
C000204380_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.07%
C000204380_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.76%
C000204380_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.17%
C000204380_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.26%
C000204378_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.05%
C000204378_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.07%
C000204378_ClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.99%
C000204378_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.72%
C000204378_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.83%
C000204378_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.56%
C000204378_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.76%
C000204378_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.17%
C000204378_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.26%
C000204409_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.50%
C000204409_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.68%
C000204409_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.24%
C000204409_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.46%
C000204409_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.19%
C000204409_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.13%
C000204387_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.92%
C000204387_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.01%
C000204387_ClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.50%
C000204387_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.58%
C000204387_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.77%
C000204387_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.06%
C000204387_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.81%
C000204387_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.11%
C000204387_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.73%
C000204321_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.36%
C000204321_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.77%
C000204321_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.26%
C000204321_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000204321_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000204321_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.28%
C000204407_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.21%
C000204407_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.88%
C000204407_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.26%
C000204407_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%
C000204407_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.54%
C000204407_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.25%
C000226776_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.44%
C000226776_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	2.95%
C000226776_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.91%
C000226776_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.24%
C000204404_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.17%
C000204404_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.77%
C000204404_ClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.19%
C000204404_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.17%
C000204404_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.77%
C000204404_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.19%
C000204404_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%
C000204404_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.54%
C000204404_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.25%
C000204394_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%
C000204394_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.63%
C000204394_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%
C000204394_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.91%
C000204394_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.38%
C000204394_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.30%
C000204414_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%
C000204414_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.20%
C000204414_ClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.01%
C000204414_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.92%
C000204414_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.01%
C000204414_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.59%
C000204414_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.46%
C000204414_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.19%
C000204414_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.13%
C000204373_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.28%
C000204373_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.46%
C000204373_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.18%
C000204373_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.76%
C000204373_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.17%
C000204373_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.26%
C000212323_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.93%)
C000212323_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.14%
C000212323_ClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.73%
C000212323_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.12%
C000212323_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.48%
C000212323_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.85%
C000212323_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000212323_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000212323_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.06%
C000204329_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.39%
C000204329_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.64%
C000204329_ClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.20%
C000204329_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.39%
C000204329_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.64%
C000204329_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.20%
C000204329_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000204329_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000204329_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.28%
C000204405_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.08%
C000204405_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.55%
C000204405_ClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%
C000204405_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.74%
C000204405_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.34%
C000204405_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.73%
C000204405_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%
C000204405_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.54%
C000204405_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.25%
C000204399_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.49%
C000204399_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.11%
C000204399_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.48%
C000204399_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%
C000204399_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.54%
C000204399_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.25%
C000204367_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.23%
C000204367_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.24%
C000204367_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.53%
C000204367_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.70%
C000204367_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.12%
C000204367_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.76%
C000204300_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.43%
C000204300_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.57%
C000204300_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.35%
C000204300_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%
C000204300_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.40%
C000204300_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.52%
C000204333_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.48%
C000204333_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.87%
C000204333_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.38%
C000204333_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000204333_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000204333_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.28%
C000204301_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.33%
C000204301_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.45%
C000204301_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.25%
C000204301_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%
C000204301_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.40%
C000204301_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.52%
C000204315_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.39%
C000204315_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.63%
C000204315_ClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.19%
C000204315_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.39%
C000204315_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.63%
C000204315_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.19%
C000204315_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000204315_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000204315_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.28%
C000204303_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.33%
C000204303_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.47%
C000204303_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.25%
C000204303_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%
C000204303_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.40%
C000204303_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.52%
C000226767_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.65%
C000226767_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.87%
C000226767_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000226767_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.19%
C000204324_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%
C000204324_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.88%
C000204324_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.38%
C000204324_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000204324_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000204324_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.28%